Long-term Debt and Other Long-Term Liabilities - Summary of Principal Repayments of Long-term Debt (Parenthetical) (Details) - CAD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Detailed Information About Borrowings [Line Items]
Other long-term liabilities	$ 61,150	$ 766
BC Tweed
Disclosure Of Detailed Information About Borrowings [Line Items]
Put liability	56,300
Vert Mirabel
Disclosure Of Detailed Information About Borrowings [Line Items]
Put liability	$ 4,850